Related Party Transactions - Founder Shares (Details)			1 Months Ended	3 Months Ended
	Dec. 02, 2021 USD ($) shares	Dec. 02, 2020 USD ($) shares	Dec. 31, 2020 USD ($) D $ / shares shares	Mar. 31, 2021 USD ($) D $ / shares shares	Feb. 09, 2021 shares	Feb. 04, 2021 shares
Related Party Transaction [Line Items]
Sale of private placement shares to Sponsor inprivate (in shares) | $			$ 25,000 [1]	$ 10,474,999
Class B Common Stock
Related Party Transaction [Line Items]
Consideration received, shares		7,187,500
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001
Common shares, shares outstanding (in shares)			8,625,000	8,625,000		8,625,000
Shares subject to forfeiture			1,125,000		1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Class A Common Stock Subject to Redemption
Related Party Transaction [Line Items]
Common shares, par value, (per share) | $ / shares			$ 0.0001	$ 0.0001
Sponsor
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion				30 days
Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | Sponsor | Class B Common Stock
Related Party Transaction [Line Items]
Consideration received | $	$ 25,000	$ 25,000
Consideration received, shares		7,187,500
Common shares, shares outstanding (in shares)						8,625,000
Shares subject to forfeiture	1,125,000	1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%
Restrictions on transfer period of time after business combination completion			1 year	1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days
Founder Shares | Sponsor | Class A Common Stock Subject to Redemption
Related Party Transaction [Line Items]
Common shares, shares outstanding (in shares)					1,125,000

[1]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over- allotment option is not exercised in full or in part by the underwriters (see Note 4).